Convertible Preferred Units	12 Months Ended
Dec. 31, 2023
Convertible Preferred Units [Abstract]
Convertible Preferred Units

NOTE 8 – CONVERTIBLE PREFERRED UNITS

The Company had 120,754,717 Series A convertible preferred units authorized, issued, and outstanding with a carrying value of $10.0 million and had 7,538,791 Series B convertible units authorized, issued, and outstanding with a carrying value of $199.7 million as of December 31, 2022 and 2023.

Voting

The holders of preferred units are entitled to vote, together with the holders of common units, on all matters to be approved by the members. Each convertible preferred unitholder is entitled to cast one vote per common unit that would be held on an as-converted basis.

For as long as the holders of Series A preferred units collectively own 40% or more of the outstanding common unit equivalents, the Series A preferred unit holders, collectively, are entitled to elect a number of members equal to the authorized number of managers of the Board multiplied by 50.1%. The remaining managers are to be elected by the Company and jointly by the Company and the holders of Series A preferred units.

Series B preferred unitholders do not have the right to elect members of the Board of Managers.

Dividends

Proceeds available for distribution and any capital transaction proceeds will be distributed, at the discretion the Company’s Board of Managers, on a pro rata basis, first to the holders of preferred units and second to the holders of common units and ICUs.

Conversion

Each preferred unit is convertible, at the option of the holder, into a number of fully paid and non-assessable common units on a one-for-one basis. The conversion rate is subject to adjustment from time to time for the effect of a split or combination of the outstanding common units.

Each convertible preferred unit shall automatically be converted into common units upon the earliest to occur, or immediately prior to the closing of, a qualified IPO or effectiveness of the registration statement in connection with a qualified direct listing, or upon the receipt by the Company of a written request for such conversion from a majority of preferred unit holders.

Liquidation

In settling accounts upon dissolution, winding up, and liquidation of the Company, holders of preferred units have preference equal to the aggregate amount contributed over holders of common units and ICUs to the assets of the Company distributed in liquidation.

Redemption

The preferred units can only be redeemed upon ordinary liquidation or dissolution of the Company.